Common Stock and Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Class of Stock [Line Items]
Shares of Common Stock Issuable from Warrants Outstanding		16,666,667	19,281,917
Series T [Member]
Class of Stock [Line Items]
Shares of Common Stock Issuable from Warrants Outstanding	16,666,667	16,666,667	16,666,667
Weighted Average Exercise Price	$ 1.70	$ 1.70
Date of Issuance	Nov. 26, 2018	Nov. 26, 2018
Expiration	Nov. 26, 2029	Nov. 26, 2025
Series M [Member]
Class of Stock [Line Items]
Shares of Common Stock Issuable from Warrants Outstanding		0	246,000
Weighted Average Exercise Price		$ 2.34
Date of Issuance		Dec. 07, 2015
Expiration		Dec. 31, 2022
Series N [Member]
Class of Stock [Line Items]
Shares of Common Stock Issuable from Warrants Outstanding		0	767,000
Weighted Average Exercise Price		$ 3.38
Date of Issuance		Dec. 31, 2015
Expiration		Dec. 31, 2022
Series P [Member]
Class of Stock [Line Items]
Shares of Common Stock Issuable from Warrants Outstanding		0	213,500
Weighted Average Exercise Price		$ 3.70
Date of Issuance		Mar. 25, 2016
Expiration		Dec. 31, 2022
Series R [Member]
Class of Stock [Line Items]
Shares of Common Stock Issuable from Warrants Outstanding		0	468,750
Weighted Average Exercise Price		$ 4.00
Date of Issuance		Jun. 20, 2016
Expiration		Dec. 31, 2022
Series S-A [Member]
Class of Stock [Line Items]
Shares of Common Stock Issuable from Warrants Outstanding		0	300,000
Weighted Average Exercise Price		$ 2.53
Date of Issuance		Jul. 24, 2017
Expiration		Dec. 31, 2022
Series S [Member]
Class of Stock [Line Items]
Shares of Common Stock Issuable from Warrants Outstanding		0	620,000
Weighted Average Exercise Price		$ 3.42
Date of Issuance		Sep. 29, 2017
Expiration		Sep. 29, 2022